CONTINGENT FORWARD CONTRACTS - Series D convertible preferred shares (Details) - Series D convertible preferred shares	Jun. 30, 2020	Mar. 31, 2020
Current price/ Price per share
Derivative [Line Items]
Derivative Liability, Measurement Input	2.69	2.64
Present value factor
Derivative [Line Items]
Derivative Liability, Measurement Input	1.0000	1.0000
Estimated probability of satisfying milestones
Derivative [Line Items]
Derivative Liability, Measurement Input	100	100